Award Timing Disclosure	12 Months Ended
Oct. 03, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is the Company’s practice to make stock-based compensation awards to executive officers in
November of each year at a prescheduled Compensation and Talent Committee meeting, which may be close in time before or after the Company publicly announces financial results for the prior completed quarter or fiscal year or when the Company publicly provides an outlook for a future quarter or time period. During fiscal year 2025, the Company did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, nor did it grant any stock options to any of its executive officers.

Award Timing Method
It is the Company’s practice to make stock-based compensation awards to executive officers in
November of each year at a prescheduled Compensation and Talent Committee meeting, which may be close in time before or after the Company publicly announces financial results for the prior completed quarter or fiscal year or when the Company publicly provides an outlook for a future quarter or time period.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	the Company did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, nor did it grant any stock options to any of its executive officers.
MNPI Disclosure Timed for Compensation Value	false